UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-06640)

American Strategic Income Portfolio Inc. II

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/12

Date of reporting period: 05/31/12

Item 1. Schedule of Investments.

Schedule of Investments    |    May 31, 2012 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 70.7%
Commercial Loans — 40.8%
5555 East Van Buren I, Phoenix, AZ, 4.93%, 10/1/14 ¶	6/23/04	$6,035,296	$6,035,296	$6,035,296
5555 East Van Buren II, Phoenix, AZ, 4.88%, 10/1/14 ¶	8/18/06	1,255,552	1,255,552	1,095,084
American Mini-Storage, Memphis, TN, 6.80%, 12/1/11 §	11/5/07	2,962,479	2,962,479	2,504,091
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17 ß	3/31/97	1,047,478	1,047,478	1,099,852
Hickman Road, Clive, IA, 6.78%, 1/1/13 ¶ ß	12/3/07	5,500,000	5,500,000	5,555,000
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 ß	9/17/03	1,376,701	1,376,701	1,390,468
Office City Plaza, Houston, TX, 3.90%, 3/1/17	2/10/12	3,900,000	3,900,000	3,900,000
Oyster Point Office Park, Newport News, VA, 5.93%, 2/1/13 ¶ ß	1/4/06	11,831,854	11,831,854	11,831,854
PennMont Office Plaza, Albuquerque, NM, 5.88%, 4/1/14 ¶ ß	3/30/06	1,406,043	1,406,043	1,406,043
Perkins—Blaine, Blaine, MN, 6.63%, 1/1/17 ß	12/13/06	1,726,131	1,726,131	1,812,438
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17 ß	3/30/07	6,724,181	6,724,181	6,925,907
Signal Butte, Mesa, AZ, 4.93%, 7/1/17 ¶	6/20/07	15,000,000	15,002,903	9,225,000
Station Square, Pompano Beach, FL, 6.33%, 2/1/14 ¶ ß	1/19/07	11,966,624	11,966,624	11,577,003
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14 ß	2/15/07	1,224,497	1,224,497	1,248,987
			71,959,739	65,607,023
Multifamily Loans — 29.8%
Carolina Square Apartments, Tallahassee, FL, 5.43%, 8/1/12 ¶ ♦	7/20/07	7,875,000	7,875,000	4,843,125
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13	6/5/03	3,660,361	3,660,361	3,085,720
Lake Point Terrace Apartments I, Madison, WI, 5.90%, 6/1/15 ¶	7/1/10	4,400,000	4,400,000	4,400,000
Lake Point Terrace Apartments II, Madison, WI, 9.88%, 6/1/15 ¶	7/1/10	550,000	550,000	550,000
Meadows Point, College Station, TX, 7.93%, 5/1/16 ¶ R	1/24/08	5,400,000	5,400,000	5,257,192
RP-Plaza Development Lot 16, Oxnard, CA, 6.90%, 3/1/12 ¶ §	3/1/10	2,500,000	2,500,000	2,093,260
Sapphire Skies I, Cle Elum, WA, 4.93%, 7/1/13 ¶	12/23/05	8,758,484	8,761,496	7,509,147
Sapphire Skies II, Cle Elum, WA, 7.90%, 7/1/13 ¶ R S	3/20/09	3,200,000	3,200,000	295,434
Sapphire Skies III, Cle Elum, WA, 4.93%, 7/1/13 ¶	7/13/10	8,000,000	8,000,000	6,172,968
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10 ¶ ♦ §	4/17/07	8,800,000	8,800,000	5,412,000
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10 ¶ R S §	4/17/07	2,298,600	2,298,600	529,421
Trinity Oaks Apartments I, Dallas, TX, 6.53%, 4/1/09 ¶ ♦ §	3/30/06	7,000,000	7,000,000	4,305,000
Trinity Oaks Apartments II, Dallas, TX, 7.88%, 4/1/09 ¶ R S §	3/30/06	1,690,000	1,690,000	883,055
Vista Bonita Apartments, Denton, TX, 7.15%, 6/1/13	3/4/05	2,599,219	2,599,219	2,599,219
			66,734,676	47,935,541
Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 11.45%, 10/25/16	12/18/92	38,528	38,845	39,684
PHH U.S. Mortgage, 2 loans, California & Delaware, 6.45%, 3/25/20	12/30/92	126,833	126,833	130,586
			165,678	170,270
Total Whole Loans			138,860,093	113,712,834
Corporate Notes ¥ ¶ — 12.1%
Fixed Rate — 12.1%
Sarofim South and Bland, 7.50%, 1/1/13	12/21/07	8,511,612	8,511,612	8,511,612
Stratus Properties II, 8.75%, 12/31/12	6/14/01	3,000,000	3,000,000	3,000,000
Stratus Properties III, 8.75%, 6/30/13	12/12/06	8,000,000	8,000,000	8,080,000
Total Corporate Notes			19,511,612	19,591,612
U.S. Government Agency Mortgage-Backed Securities a — 7.6%
Fixed Rate — 7.6%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		989,304	1,003,193	1,071,153
9.00%, 7/1/30, #C40149		88,742	90,233	112,313
5.00%, 5/1/39, #G05430		1,926,577	1,973,489	2,076,369

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	$64,696	$64,834	$69,681
5.50%, 6/1/17, #648508	90,757	90,952	98,793
5.00%, 9/1/17, #254486	129,727	129,878	140,500
5.00%, 11/1/17, #657356	199,704	200,177	216,289
6.50%, 6/1/29, #252497	410,172	408,196	471,527
7.50%, 5/1/30, #535289	66,941	65,315	81,848
8.00%, 5/1/30, #538266	25,062	24,833	26,375
8.00%, 6/1/30, #253347	81,515	80,769	101,120
5.00%, 11/1/33, #725027	4,396,413	4,485,333	4,771,116
5.00%, 7/1/39, #935588	2,781,420	2,835,659	3,017,609
Total U.S. Government Agency Mortgage-Backed Securities		11,452,861	12,254,693
Commercial Mortgage-Backed Securities ¶ a Δ — 16.6%
Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45	8,060,000	5,353,971	8,468,666
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, 5.47%, 1/12/45	10,000,000	8,549,204	11,400,250
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44	5,950,000	5,466,291	6,823,383
Total Commercial Mortgage-Backed Securities		19,369,466	26,692,299
Preferred Stocks — 32.2%
Real Estate Investment Trusts — 32.2%
Alexandria Real Estate Equities, Series E	55,873	1,410,793	1,430,908
BRE Properties, Series D ☒	7,450	148,032	188,346
CommonWealth REIT, Series C	25,000	622,500	629,750
CommonWealth REIT, Series E	151,500	3,908,700	3,891,656
Developers Diversified Realty, Series H ☒	6,600	135,300	165,000
Developers Diversified Realty, Series I ☒	6,050	126,143	151,794
Digital Realty, Series F	89,000	2,266,770	2,257,040
Duke Realty, Series J ☒	38,000	893,000	950,000
Duke Realty, Series L ☒	74,260	1,529,361	1,843,802
Equity Residential Properties, Series K ☒	30,000	1,680,000	2,095,314
Equity Residential Properties, Series N ☒	118,000	2,244,300	2,999,560
Health Care REIT, Series J ☒	176,000	4,399,968	4,600,464
Hospitality Properties, Series C	100,000	2,515,000	2,539,900
Kimco Realty, Series F ☒	137,700	3,241,375	3,485,531
Kimco Realty, Series G ☒	39,300	1,020,901	1,012,368
National Retail Properties, Series D ☒	177,437	4,443,124	4,512,223
ProLogis, Series L ☒	84,100	1,748,225	2,115,645
ProLogis, Series M ☒	14,360	367,561	359,287
ProLogis, Series O ☒	13,459	336,475	341,845
ProLogis, Series R ☒	48,120	1,149,478	1,221,237
ProLogis, Series S ☒	11,700	245,700	292,500
PS Business Parks, Series H ☒	37,600	752,000	956,450
PS Business Parks, Series I ☒	43,200	1,012,644	1,096,200
PS Business Parks, Series P ☒	11,650	223,330	295,983
PS Business Parks, Series T	88,933	2,209,985	2,215,321
Public Storage, Series A ☒	40,000	977,346	1,044,800
Public Storage, Series F ☒	38,000	900,600	967,442
Public Storage, Series W ☒	38,000	906,300	970,520
Realty Income, Series E ☒	37,600	812,160	954,100
Regency Centers, Series E ☒	39,200	791,840	990,976
Regency Centers, Series F	30,936	780,875	800,469
Weingarten Realty Investors, Series E ☒	45,311	1,155,430	1,151,806
Weingarten Realty Investors, Series F ☒	129,000	3,175,980	3,267,441
Total Preferred Stocks		48,131,196	51,795,678

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	SHARES	COST	VALUE ¶
Total Unaffiliated Investments		$237,325,228	$224,047,116
Short-Term Investment — 1.2%
First American Prime Obligations Fund, Class Z, 0.07% X	1,873,960	1,873,960	1,873,960
Total Investments ▲ — 140.4%		$239,199,188	$225,921,076
Other Assets and Liabilities, Net — (40.4)%			(65,043,240)

Total Net Assets — 100.0%			$160,877,836

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

American Strategic Income Portfolio II (BSP)

¶	The fund’s investments in whole loans (single family, multifamily, and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by USBAM on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

As of May 31, 2012, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On May 31, 2012, the total fair value of these securities was $133,304,446 or 82.9% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2012. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of May 31, 2012. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

¶	Interest Only—Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2012.

§	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

ß	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company. On May 31, 2012, securities valued at $42,847,552 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$16,700,000	4.25%	$1,972

*	Interest rate as of May 31, 2012. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 2.50% subject to a “floor” interest rate of 4.25% and reset monthly.

Description of collateral:

Whole Loans

Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17, $1,047,478 par

Hickman Road, Clive, IA, 6.78%, 1/1/13, $5,500,000 par

Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13, $1,376,701 par

Oyster Point Office Park, Newport News, VA, 5.93%, 2/1/13, $11,831,854 par

PennMont Office Plaza, Albuquerque, NM, 5.88%, 4/1/14, $1,406,043 par

Perkins—Blaine, Blaine, MN, 6.63%, 1/1/17, $1,726,131 par

Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17, $6,724,181 par

Station Square, Pompano Beach, FL, 6.33%, 2/1/14, $11,966,624 par

Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14, $1,224,497 par

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

American Strategic Income Portfolio II (BSP)

♦	Loan is currently in default with regards to scheduled interest and/or principal payments.

R	Participating Loan—A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2012, securities valued at $38,946,992 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$11,620,000	5/14/12	0.35%	6/13/12	$2,033	(1)
21,472,000	5/17/12	1.24%	6/19/12	11,092	(2)

$33,092,000				$13,125

*	Interest rate as of May 31, 2012. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $989,304 par

Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $88,742 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,926,577 par

Federal National Mortgage Association, 6.00%, 10/1/16, $64,696 par

Federal National Mortgage Association, 5.50%, 6/1/17, $90,757 par

Federal National Mortgage Association, 5.00%, 9/1/17, $129,727 par

Federal National Mortgage Association, 5.00%, 11/1/17, $199,704 par

Federal National Mortgage Association, 6.50%, 6/1/29, $410,172 par

Federal National Mortgage Association, 7.50%, 5/1/30, $66,941 par

Federal National Mortgage Association, 8.00%, 5/1/30, $25,062 par

Federal National Mortgage Association, 8.00%, 6/1/30, $81,515 par

Federal National Mortgage Association, 5.00%, 11/1/33, $4,396,413 par

Federal National Mortgage Association, 5.00%, 7/1/39, $2,781,420 par

(2)	JP Morgan:

Banc of America Commercial Mortgage, Series 2005-4, Class A5B, 5.00%, 7/10/45, $8,060,000 par

Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, 5.47%, 1/12/45, $10,000,000 par

Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44, $5,950,000 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

The fund has entered into a lending commitment with JP Morgan. The monthly agreement permits the fund to enter into reverse repurchase agreements using Commercial Mortgage-Backed Securities as collateral.

Δ	Variable Rate Security—The rate shown is the net coupon rate in effect as of May 31, 2012.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On May 31, 2012, securities valued at $38,030,634 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$16,000,000	1.14%	$506

*	Interest rate as of May 31, 2012. Rate is based on one-month LIBOR plus 0.90%.

Description	of collateral:

Preferred Stocks

BRE Properties, Series D, 7,450 shares

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

American Strategic Income Portfolio II (BSP)

Developers Diversified Realty, Series H, 6,600 shares

Developers Diversified Realty, Series I, 6,050 shares

Duke Realty, Series J, 38,000 shares

Duke Realty, Series L, 74,260 shares

Equity Residential Properties, Series K, 30,000 shares

Equity Residential Properties, Series N, 118,000 shares

Health Care REIT, Series J, 176,000 shares

Kimco Realty, Series F, 137,700 shares

Kimco Realty, Series G, 39,300 shares

National Retail Properties, Series D, 177,437 shares

ProLogis, Series L, 84,100 shares

ProLogis, Series M, 14,360 shares

ProLogis, Series O, 13,459 shares

ProLogis, Series R, 48,120 shares

ProLogis, Series S, 11,700 shares

PS Business Parks, Series H, 37,600 shares

PS Business Parks, Series I, 43,200 shares

PS Business Parks, Series P, 11,650 shares

Public Storage, Series A, 40,000 shares

Public Storage, Series F, 38,000 shares

Public Storage, Series W, 38,000 shares

Realty Income, Series E, 37,600 shares

Regency Centers, Series E, 39,200 shares

Weingarten Realty Investors, Series E, 45,311 shares

Weingarten Realty Investors, Series F, 129,000 shares

X	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2012.

▲	On May 31, 2012, the cost of investments for federal income tax purposes was approximately $239,199,188. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$12,354,608
Gross unrealized depreciation	(25,632,720)

Net unrealized depreciation	$(13,278,112)

REIT—Real Estate Investment Trust

Summary of Fair Value Exposure

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

GAAP requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the fund’s investments in whole loans.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

American Strategic Income Portfolio II (BSP)

As of May 31, 2012, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$113,712,834	$113,712,834
Corporate Notes	—	—	19,591,612	19,591,612
U.S. Government Agency Mortgage-Backed Securities	—	12,254,693	—	12,254,693
Commercial Mortgage-Backed Securities	—	26,692,299	—	26,692,299
Preferred Stocks	51,795,678	—	—	51,795,678
Short-Term Investment	1,873,960	—	—	1,873,960

Total Investments	$53,669,638	$38,946,992	$133,304,446	$225,921,076

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Notes	Real Estate Owned	Total Fair Value
Balance as of August 31, 2011	$129,561,557	$21,671,612	$—	$151,233,169
Realized loss	(5,526,847)	—	(56,723)	(5,583,570)
Net change in unrealized appreciation or depreciation	4,716,742	(80,000)	—	4,636,742
Purchases	5,900,000	—	—	5,900,000
Sales	(17,116,299)	(2,000,000)	(3,765,596)	(22,881,895)
Transfers between categories	(3,822,319)	—	3,822,319	—

Balance as of May 31, 2012	$113,712,834	$19,591,612	$—	$133,304,446

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2012	$(645,790)	$(80,000)	$—	$(725,790)

During the period ended May 31, 2012, the fund recognized no transfers between valuation levels.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency and Commercial Mortgage-Backed Securities

U.S. government agency and commercial mortgage-backed securities are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial and Multifamily Whole Loans

Commercial and multifamily whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial and multifamily whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Newly purchased loans are fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate (the “anticipated recovery rate” methodology). Valuations of commercial and multifamily whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial and multifamily whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Single Family Whole Loans

Single family whole loans are analyzed using the discounted cash flow methodology. For single family whole loans, the pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, delinquency status, loan to value, lien position, and prepayment speeds. If the resulting price from the discounted cash flow methodology is above 103% of the loan’s par value (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Valuations of single family whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Schedule of Investments    |    May 31, 2012 (unaudited)

American Strategic Income Portfolio II (BSP)

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for single family whole loans is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling. Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

Quantitative Information about Level 3 Fair Value Measurements

Investments	Fair Value at May 31, 2012	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Commercial & Multifamily Whole Loans	$41,002,375	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.82% - 3.07% (2.91%) 0 –1.23 (1.03)
Commercial & Multifamily Whole Loans, Corporate Notes	68,346,676	Price Ceiling	N/A	N/A
Commercial Whole Loans	23,785,125	Price Floor	Loss Severity	38.5%
Single Family Whole Loans	69,668	Discounted Cash Flow	Yield Spread	2.17%
Single Family Whole Loans	100,602	Price Ceiling	N/A	N/A

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and presents such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS    |    2012 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. II

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date: July 30, 2012

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: July 30, 2012